Other non-current assets (Details of other non-current assets) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets
Finance lease receivables	¥ 9,431,733	¥ 10,519,845
VAT recoverable	5,526,256	4,172,871
Prepayments for pre-construction cost	438,167	788,081
Intangible assets	643,486	784,594
Prepaid connection fees	33,041	37,484
Contract assets	736,568	642,557
Others	1,728,332	1,659,573
Total	18,537,583	18,605,005
Impairment provided for the intangible assets	¥ 0	¥ 0